17) Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share
17) Earnings per share

17)       Earnings per share

a)	Basic earnings per share

The basic earnings per share was calculated based on the weighted average number of common and preferred shares outstanding, as shown in the calculations below:

	Years ended December 31
	2020	2019 (1)	2018 (1)
Net earnings attributable to the Organization’s common shareholders (R$ thousand)	7,560,015	10,035,723	7,916,635
Net earnings attributable to the Organization’s preferred shareholders (R$ thousand)	8,276,847	10,987,300	8,667,280
Weighted average number of common shares outstanding (thousands)	4,428,587	4,428,587	4,428,587
Weighted average number of preferred shares outstanding (thousands)	4,407,728	4,407,728	4,407,728
Basic earnings per share attributable to common shareholders of the Organization (in Reais)	1.71	2.27	1.79
Basic earnings per share attributable to preferred shareholders of the Organization (in Reais)	1.88	2.49	1.97

(1) All share amounts presented for prior periods have been adjusted to reflect the bonus share issue approved at the Special Shareholders’ Meeting held on March 10, 2020, in the proportion of one new share for every 10 shares held.

b)	Diluted earnings per share

Diluted earnings per share are the same as basic earnings per share since there are no potentially dilutive instruments.